Stock-Based Compensation - Summary of Stock-Based Compensation Expense (Details) - Employees And Non Employees - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Total stock-based compensation expense	$ 759	$ 943	$ 1,734	$ 1,607	$ 3,694	$ 2,793	$ 470
Research and Development
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Total stock-based compensation expense	289	499	689	776	1,542	1,236	246
General and Administrative
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Total stock-based compensation expense	$ 470	$ 444	$ 1,045	$ 831	$ 2,152	$ 1,557	$ 224